UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	109.0%
AUSTRALIA	22.2%
DIVERSIFIED	5.7%
DB RREEF Trust		3,500,000	$4,884,942
GPT Group		2,250,000	8,993,148
Mirvac Group		750,000	3,179,763
Stockland		800,000	5,275,333
			22,333,186
INDUSTRIAL	1.9%
ING Industrial Fund		4,007,030	7,651,328
OFFICE	7.4%
Commonwealth Property Office Fund		3,000,000	3,325,401
ING Office Fund		2,773,752	3,523,462
Investa Property Group		3,750,000	7,372,925
Rubicon Europe Trust Group		6,000,000	4,878,874
Tishman Speyer Office Fund		5,000,000	10,073,296
			29,173,958
SHOPPING CENTER	7.2%
Macquarie CountryWide Trust		4,746,353	7,949,369
Macquarie DDR Trust		8,343,146	8,033,024
Westfield Group		750,000	12,482,392
			28,464,785
TOTAL AUSTRALIA			87,623,257
BELGIUM	2.5%
DIVERSIFIED	1.2%
Befimmo S.C.A.		16,126	2,102,491
Wereldhave Belgium		29,000	2,518,078
			4,620,569
INDUSTRIAL	0.6%
Warehouses De Pauw SCA		33,047	2,383,875
OFFICE	0.7%
Cofinimmo		14,000	2,915,626
TOTAL BELGIUM			9,920,070

		Number of Shares	Value

CANADA	5.1%
OFFICE/INDUSTRIAL	3.3%
Dundee REIT		200,000	$6,877,436
H&R REIT		175,000	3,731,919
Realex Properties Corp.		1,326,500	1,275,370
Realex Properties Corp., 144A(a)		1,328,500	1,265,786
			13,150,511
SHOPPING CENTER	1.8%
Primaris Retail REIT		406,500	7,154,682
TOTAL CANADA			20,305,193
FINLAND	2.8%
DIVERSIFIED
Citycon Oyj		544,070	4,259,024
Sponda Oyj		399,999	6,919,686
			11,178,710
TOTAL FINLAND (Identified cost—$6,119,326)			11,178,710
FRANCE	5.8%
DIVERSIFIED	4.2%
Fonciere des Regions		23,010	4,299,004
Unibail		40,000	12,123,107
			16,422,111
SHOPPING CENTER	1.6%
Klepierre		16,000	3,095,752
Mercialys Promesse		80,793	3,307,973
			6,403,725
TOTAL FRANCE			22,825,836
GERMANY	6.2%
APARTMENT	1.7%
Deutsche Wohnen AG		90,000	4,732,115
Gagfah SA		70,000	1,888,892
			6,621,007

		Number of Shares	Value

DIVERSIFIED	2.1%
IVG Immobilien AG		170,000	$8,141,338
OFFICE	0.8%
Eurocastle Investment Ltd.		64,000	3,334,282
SHOPPING CENTER	1.6%
Dawnay Day Treveria PLC		1,565,303	2,948,324
Deutsche Euroshop AG		45,000	3,499,193
			6,447,517
TOTAL GERMANY			24,544,144
HONG KONG	14.2%
DIVERSIFIED	7.0%
Chinese Estates Holdings Ltd.		1,750,000	2,432,329
Hang Lung Properties Ltd.		2,250,100	6,292,274
Henderson Land Development Company Ltd.		1,300,400	7,589,203
Hysan Development Company Ltd.		1,500,000	4,069,879
Sunlight REIT(b)		3,000,000	840,852
Tai Cheung Holdings Ltd.		3,500,000	2,168,043
Wharf Holdings Ltd.		1,149,830	4,245,549
			27,638,129
OFFICE	3.9%
Champion REIT		8,750,000	4,815,384
Hongkong Land Holdings Ltd. (USD)		2,250,900	10,489,194
			15,304,578
SHOPPING CENTER	3.3%
Fortune REIT		9,250,000	6,925,513
Link REIT		2,605,000	6,261,202
			13,186,715
TOTAL HONG KONG			56,129,422
JAPAN	3.9%
DIVERSIFIED	1.5%
Kenedix Realty Investment Corp.		653	5,070,392
United Urban Investment Corp.		86	721,775
			5,792,167

		Number of Shares	Value

OFFICE	1.0%
Creed Office Investment Corp.		400	$2,464,359
Premier Investment Co.		182	1,541,378
			4,005,737
RESIDENTIAL—APARTMENT	1.4%
Japan Single-residence REIT		700	3,178,038
New City Residence Investment Corp.		387	2,275,891
			5,453,929
TOTAL JAPAN			15,251,833
NETHERLANDS	8.2%
INDUSTRIAL	1.2%
ProLogis European Properties		220,000	4,569,943

OFFICE	1.8%
VastNed Offices/Industrial NV		175,000	7,256,338
SHOPPING CENTER	5.2%
Corio NV		60,000	5,451,070
Rodamco Europe NV		78,000	10,841,625
VastNed Retail NV		42,000	4,280,865
			20,573,560
TOTAL NETHERLANDS			32,399,841
NEW ZEALAND	1.4%
DIVERSIFIED	0.9%
ING Property Trust		1,100,000	1,060,810
Kiwi Income Property Trust		2,201,292	2,594,613
			3,655,423
OFFICE	0.5%
AMP NZ Office Trust		2,000,000	2,014,467
TOTAL NEW ZEALAND			5,669,890

		Number of Shares	Value

NORWAY	0.7%
REAL ESTATE OPERATIONS/DEVELOPMENT
Norwegian Property ASA		239,095	$2,832,180
SINGAPORE	3.8%
INDUSTRIAL	2.1%
Ascendas REIT		4,300,100	6,774,043
Mapletree Logistics Trust		2,000,000	1,700,557
			8,474,600
OFFICE	0.6%
CapitaCommercial Trust		1,250,000	2,290,479
SHOPPING CENTER	1.1%
CapitaMall Trust		1,700,100	4,213,410
TOTAL SINGAPORE			14,978,489
SWEDEN	1.9%
DIVERSIFIED
Fabege AB		155,000	3,895,644
Kungsleden AB		210,000	3,774,274
			7,669,918
UNITED KINGDOM	12.7%
DIVERSIFIED	4.5%
British Land Co., PLC		240,000	7,216,497
Land Securities Group PLC		250,000	10,527,994
			17,744,491
INDUSTRIAL	3.7%
Brixton PLC		550,000	5,503,582
Slough Estates PLC		585,979	9,040,448
			14,544,030
OFFICE	2.9%
Great Portland Estates PLC		434,149	6,629,677
Mapeley Ltd.		61,827	4,732,816
			11,362,493
SHOPPING CENTER	1.6%
Liberty International PLC		260,000	6,380,161
TOTAL UNITED KINGDOM			50,031,175

		Number of Shares	Value

UNITED STATES	17.6%
DIVERSIFIED	2.7%
Colonial Properties Trust		115,000	$5,252,050
iStar Financial		107,700	5,043,591
Spirit Finance Corp.		17,400	259,260
			10,554,901
HEALTH CARE	0.7%
Healthcare Realty Trust		70,000	2,611,000

HOTEL	1.8%
Hospitality Properties Trust		115,000	5,382,000
Strategic Hotels & Resorts		75,000	1,715,250
			7,097,250
MORTGAGE	1.2%
Newcastle Investment Corp.		175,000	4,852,750
OFFICE	1.2%
Mack-Cali Realty Corp.		67,694	3,224,265
Parkway Properties		30,000	1,567,500
			4,791,765
OFFICE/INDUSTRIAL	1.5%
Liberty Property Trust		100,000	4,872,000
Mission West Properties		79,700	1,152,462
			6,024,462
RESIDENTIAL	4.0%
APARTMENT	3.2%
Apartment Investment & Management Co.(c)		125,000	7,211,250
BRE Properties		30,000	1,894,500
Home Properties		50,000	2,640,500
Mid-America Apartment Communities		16,300	917,038
			12,663,288
MANUFACTURED HOME	0.8%
Sun Communities		100,000	3,102,000
TOTAL RESIDENTIAL			15,765,288

		Number of Shares	Value

SHOPPING CENTER	3.4%
COMMUNITY CENTER	2.2%
Cedar Shopping Centers		250,000	$4,050,000
Inland Real Estate Corp.		251,200	4,607,008
			8,657,008
REGIONAL MALL	1.2%
Glimcher Realty Trust		171,341	4,629,634
TOTAL SHOPPING CENTER			13,286,642
SPECIALTY	1.1%
Entertainment Properties Trust		75,000	4,518,750
TOTAL UNITED STATES			69,502,808
TOTAL COMMON STOCK (Identified cost—$324,886,838)			430,862,766
PREFERRED SECURITIES—$25 PAR VALUE	17.0%
BERMUDA	0.7%
INSURANCE
Arch Capital Group Ltd., 7.875%, Series B		25,300	663,872
Arch Capital Group Ltd., 8.00%		40,000	1,073,200
Aspen Insurance Holdings Ltd., 7.401%, Series A		40,000	1,030,000
			2,767,072
UNITED STATES	16.3%
ELECTRIC—INTEGRATED	0.2%
Aquila, 7.875%, due 3/1/32		39,600	998,712
REAL ESTATE	16.0%
DIVERSIFIED	4.2%
Colonial Properties Trust, 7.62%, Series E		269,297	6,813,214
Digital Realty Trust, 8.50%, Series A		201,700	5,207,894
Digital Realty Trust, 7.875%, Series B		92,000	2,364,400
Entertainment Properties Trust, 7.75%, Series B		29,300	750,373
iStar Financial, 8.00%, Series D		20,000	509,800
iStar Financial, 7.875%, Series E		13,500	346,140
iStar Financial, 7.65%, Series G		22,800	580,260
			16,572,081

		Number of Shares	Value

HEALTH CARE	1.3%
Health Care REIT, 7.875%, Series D		120,000	$3,144,000
Health Care REIT, 7.50%, Series G		59,000	1,873,840
			5,017,840
HOTEL	5.2%
Equity Inns, 8.75%, Series B		39,000	1,005,420
Highland Hospitality Corp., 7.875%, Series A		100,000	2,520,000
Host Hotels & Resorts, 8.875%, Series E		160,000	4,320,000
LaSalle Hotel Properties, 7.50%, Series D		35,000	886,900
LaSalle Hotel Properties, 8.00%, Series E		45,000	1,222,200
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		140,000	3,500,000
Strategic Hotels & Resorts, 8.25%, Series B		52,000	1,323,660
Sunstone Hotel Investors, 8.00%, Series A		226,000	5,764,130
			20,542,310
MORTGAGE	0.4%
Newcastle Investment Corp., 9.75%, Series B		42,900	1,087,301
Newcastle Investment Corp., 8.05%, Series C		20,000	500,000
			1,587,301
OFFICE	0.5%
Alexandria Real Estate Equities, 8.375%, Series C		3,900	105,729
Maguire Properties, 7.625%, Series A		15,000	370,500
Parkway Properties, 8.00%, Series D		54,300	1,401,483
			1,877,712
RESIDENTIAL—APARTMENT	2.4%
Apartment Investment & Management Co., 9.375%, Series G(d)		95,100	2,460,237
Apartment Investment & Management Co., 8.00%, Series T		65,000	1,649,700
Apartment Investment & Management Co., 7.75%, Series U		92,000	2,348,760
Apartment Investment & Management Co., 8.00%, Series V		68,300	1,795,607
Apartment Investment & Management Co., 7.875%, Series Y		15,000	390,525
Mid-America Apartment Communities, 8.30%, Series H		34,000	873,120
			9,517,949

		Number of Shares	Value

SHOPPING CENTER	2.0%
COMMUNITY CENTER	0.9%
Saul Centers, 8.00%, Series A		30,000	$768,000
Tanger Factory Outlet Centers, 7.50%, Series C		105,000	2,714,775
			3,482,775
REGIONAL MALL	1.1%
Glimcher Realty Trust, 8.75%, Series F		36,100	923,077
Glimcher Realty Trust, 8.125%, Series G		20,000	506,000
Pennsylvania REIT, 11.00%, Series A		20,000	1,060,000
Taubman Centers, 7.625%, Series H		80,000	2,056,400
			4,545,477
TOTAL SHOPPING CENTER			8,028,252
TOTAL REAL ESTATE			63,143,445
TELEPHONE—INTEGRATED	0.1%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		20,200	504,394
TOTAL UNITED STATES			64,646,551
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$66,454,456)			67,413,623

		Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES	3.1%
IRELAND	0.8%
AUTO	0.8%
Porsche International Finance PLC, 7.20%		3,000,000	$3,085,650
UNITED KINGDOM	1.1%
DIVERSIFIED FINANCIAL SERVICES	1.1%
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)		4,000,000	4,170,000
UNITED STATES	1.2%
BANK	0.2%
Washington Mutual Preferred Funding Cayman, Series A-1, 144A(a)		750,000	726,598
OIL - EXPLORATION AND PRODUCTION	0.8%
Pemex Project Funding Master Trust, 7.75%		3,000,000	3,119,250
TELECOMMUNICATION SERVICES	0.2%
Embarq Corp., 7.995%, due 6/1/36		1,000,000	1,035,581
TOTAL UNITED STATES			4,881,429
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,824,849)			12,137,079

		Principal Amount

CORPORATE BONDS	8.2%
GERMANY	1.4%
DIVERSIFIED	1.4%
IVG Immobilien AG, 8.00%, due 5/29/49		$4,000,000	5,623,929
UNITED STATES	6.8%
FOOD	0.6%
Gruma S.A., 7.75%, due 12/29/49, 144A(a)		2,500,000	2,543,750
GAS UTILITIES	0.3%
Southern Union Co., 7.20%, due 11/1/66, (FRN)		1,000,000	1,013,063
INSURANCE	0.8%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)		2,000,000	1,955,474
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)		1,000,000	1,047,814
			3,003,288

		Principal Amount	Value

MEDIA-CABLE TELEVISION	1.7%
Cablevision Systems Corp., 8.00%, due 4/15/12		$1,250,000	$1,275,000
CSC Holdings, 7.625%, due 7/15/18		500,000	507,500
Rogers Cable, 8.75%, due 5/1/32		4,000,000	4,960,000
			6,742,500
MULTI UTILITIES	0.3%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		1,000,000	1,018,798
OIL & GAS STORAGE & TRANSPORTATION	0.5%
Williams Cos. (The), 7.75%, due 6/15/31		2,000,000	2,150,000
SPECIAL PURPOSE ENTITY	0.3%
Valor Telecom Enterprise, 7.75%, due 2/15/15		1,000,000	1,082,500
TELEPHONE—INTEGRATED	2.3%
Citizens Communications Co, 9.00%, due 8/15/31		8,400,000	9,240,000
TOTAL UNITED STATES			26,793,899
TOTAL CORPORATE BONDS (Identified cost—$30,486,875)			32,417,828

		Number of Shares	Value

RIGHTS	0.0%
SWEDEN
Fabege AB, expire 4/27/07(b) (Identified cost—$0)		155,000	$105,438

		Principal Amount

COMMERCIAL PAPER	0.3%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$1,015,883)		$1,016,000	1,015,883

TOTAL INVESTMENTS (Identified cost—$434,668,901)	137.6%		543,952,617

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1%		4,384,167

LIQUIDATION VALUE OF PREFERRED SHARES	(38.7)%		(153,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $25.48 per share based on 15,513,949 shares of common stock outstanding)	100.0%		$395,336,784

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.8% of net assets applicable to common shares.

(b) Non-income producing security.

(c) 17,450 shares segregated as collateral for interest rate swap transactions.

(d) 8,000 shares segregated as collateral for interest rate swap transactions.

Note 1. Investments in Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)		Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Termination Date	(Depreciation)
Merrill Lynch Derivative Products AG	$15,000,000	4.800%	5.320%	December 12, 2009	$16,055
Merrill Lynch Derivative Products AG	$20,000,000	4.660%	5.320%	October 25, 2010	115,051
UBS AG	$8,000,000	5.349%	5.320%	May 17,2010	(123,516)
					$7,590

* Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.  In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$112,033,842
Gross unrealized depreciation	2,750,126
Net unrealized appreciation	$109,283,716

Cost for federal income tax purposes	$434,668,901

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2007